Leases - Minimum annual rentals (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 3,251
2026
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	767
2027
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	564
2028
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	348
2029
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	353
2030
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	289
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 930